SHARE CAPITAL	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SHARE CAPITAL

13.	SHARE CAPITAL

a) Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value.

b) Issued – share capital

During the six months ended June 30, 2026, the Company issued 151,669 common shares from the vesting of RSUs, 125,000 common shares from the vesting of PSUs, and 751,487 common shares from the exercise of options for proceeds of $1,102. During the six months ended June 30, 2025, the Company issued 79,585 common shares from the vesting of RSUs.

c) Stock options

On November 25, 2025 at the Company’s annual general meeting, shareholders re-approved the omnibus equity incentive plan (the “Omnibus Incentive Plan”). Pursuant to the Omnibus Incentive Plan, the Company may grant options, RSUs, PSUs, and DSUs to directors, officers, employees, management company employees, and consultants of the Company and its subsidiaries. The maximum number of shares available for issuance under the Omnibus Incentive Plan is limited to 10% of the issued and outstanding common shares.

Pursuant to the Omnibus Incentive Plan, options granted have a maximum term of ten years and the vesting provisions of options granted are at the discretion of the Board of Directors. Options are non-transferrable and the exercise price of the options shall be determined by the Board of Directors at the time the options are granted but in no event shall be lower than the discounted market price permitted by the TSX-V.

The following is a summary of the Company’s stock options granted, exercised and cancelled for the six months ended June 30, 2026 and for the year ended December 31, 2025:

	Number of stock options	Weighted average exercise price
	#	C$
Balance, December 31, 2024	3,612,500	1.84
Granted	862,500	4.40
Exercised	(2,663,544)	1.94
Cancelled	(54,166)	3.54
Balance, December 31, 2025	1,757,290	2.89
Granted	45,000	17.18
Exercised	(762,501)	2.20
Balance, June 30, 2026	1,039,789	4.02

As at June 30, 2026, the Company had the following stock options outstanding:

		Options outstanding			Options exercisable
Grant Date	Date of expiry	Number of options	Weighted average exercise price	Weighted average remaining years	Number of options	Weighted average exercise price	Weighted average remaining years
			C$			C$
August 1, 2024	August 01, 2029	327,083	1.60	3.09	181,250	1.60	3.09
October 16, 2024	October 16, 2029	18,750	1.64	3.30	18,750	1.64	3.30
June 26, 2025	June 26, 2030	648,956	4.40	3.99	373,963	4.40	3.99
February 27, 2026	February 27, 2031	45,000	17.18	4.67	11,250	17.18	4.67
Balance, June 30, 2026		1,039,789	4.02	3.72	585,213	3.69	3.70

During the six months ended June 30, 2026, the Company recognized share-based compensation expense of $679 (2025 - $651) based on the fair value of the options granted in the current and prior years.

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)

13.	SHARE CAPITAL (continued)

The weighted average assumptions used in the Black-Scholes option pricing model were as follows:

Assumption	Based on	2026	2025
Risk-free rate (%)	Yield curves on Canadian government zero-coupon bonds with a remaining term equal to the stock options’ expected life	2.62%	2.83%
Expected life (years)	Expiry term of the options	5 years	5 years
Expected volatility (%)	Historical volatility of the Company’s share price	91.86%	89.86%
Dividend yield (%)	Annualized dividend rate as of the date of grant	Nil	nil

The weighted average closing share price on the date of the option exercises for the six months ended June 30, 2026 was $12.87 per share (year ended December 31, 2025 - C$8.58).

e) Restricted Share Units (RSU)

RSUs are non-transferrable awards for service which upon vesting and settlement entitle the recipient to receive cash or common shares of equivalent value at the discretion of the Company. The choice of settlement method is at the Company’s sole discretion and the RSUs have been accounted for assuming they will be settled through equity. Vesting conditions for RSUs are set by the Board of Directors.

The following is a summary of the Company’s RSUs for the six months ended June 30, 2026 and for the year ended December 31, 2025:

	Number of RSUs outstanding	Weighted average fair value
		C$
Balance, December 31, 2024	206,250	1.38
Granted	238,750	3.92
Vested	(148,334)	2.74
Balance, December 31, 2025	296,666	2.74
Granted	39,000	13.55
Vested	(151,669)	2.73
Balance, June 30, 2026	183,997	5.05

As at June 30, 2026, the Company had the following RSUs outstanding:

Grant Date	Vesting Date	Number of RSUs outstanding	Weighted average fair value	Weighted average years until vesting
			C$
August 1, 2024	March 31, 2027	67,083	1.38	0.75
June 26, 2025	June 26, 2027	77,914	3.92	0.99
January 05, 2026	January 05, 2027	13,000	13.55	0.52
January 05, 2026	January 05, 2028	13,000	13.55	1.52
January 05, 2026	January 05, 2029	13,000	13.55	2.52
Balance, June 30, 2026		183,997	5.05	1.01

During the six months ended June 30, 2026, the Company recognized share-based compensation expense of $291 (2025 – $292) related to RSUs.

On July 31, 2026 the Company issued 269,000 RSUs to directors, consultants, officers and employees of the Company. One-third of the RSUs vest on each anniversary of the grant date.

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)

13.	SHARE CAPITAL (continued)

f) Deferred Share Units (DSU)

DSUs are non-transferrable awards that become payable upon termination of service of the participant. Vesting conditions for DSUs are set by the Board of Directors. Upon settlement, DSUs entitle the recipient to receive cash or common shares of an equivalent value at the discretion of the Company. Timing of settlement after vesting occurs at the discretion of the participant and communicated to the Company by the participant in writing at least fifteen days prior to the designated day, or an earlier date as the participant and the Company pay agree. If no notice is given by the participant for a designated day, the DSUs shall be payable on the first anniversary of the date on which the participant’s termination of service, or any earlier period on which the DSUs vest, at the sole discretion of the participant.

The following is a summary of the Company’s DSUs for the six months ended June 30, 2026 and for the year ended December 31, 2025:

	Number of DSUs outstanding	Weighted average fair value
		C$
Balance, December 31, 2024 and December 31, 2025	168,750	1.38
Balance, June 30, 2026	168,750	1.38

As at June 30, 2026, the Company had the following DSUs outstanding:

Grant Date	Vesting Date	Number of DSUs outstanding	Weighted average fair value	Weighted average years until vesting
		#	C$	years
August 1, 2024	August 1, 2025	168,750	1.38	0.00
Balance, June 30, 2026		168,750	1.38	0.00

During the six months ended June 30, 2026, the Company recognized share-based compensation expense of $nil (2025 – $83) related to DSUs.

On July 31, 2026 the Company issued 60,000 DSUs to directors of the Company. One-third of the DSUs vest on each anniversary of the grant date.

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)

13.	SHARE CAPITAL (continued)

g) Performance Share Units (PSU)

PSUs are non-transferrable awards that will vest and become payable upon the attainment of performance criteria within a certain period, the criteria and the evaluation of performance in relation to the criteria is determined by the Board of Directors. PSUs are settled through cash or the issuance of common shares of equivalent value at the discretion of the Company. The choice of settlement method is at the Company’s sole discretion.

The following is a summary of the Company’s PSUs for the six months ended June 30, 2026 and for the year ended December 31, 2025:

	Number of PSUs outstanding	Weighted average fair value
		C$
Balance, December 31, 2024	250,000	1.38
Granted	125,000	3.92
Vested	(200,000)	1.38
Cancelled	(50,000)	1.38
Balance, December 31, 2025	125,000	3.92
Vested	(125,000)	3.92
Balance, June 30, 2026	-	-

During the six months ended June 30, 2026, the Company recognized share-based compensation expense of $178 (2025 – $482) related to PSUs.

On July 31, 2026 the Company issued 304,000 PSUs to directors, officers and employees of the Company. The PSUs vest upon attaining certain performance measures over a one-year period. The criteria and the evaluation of performance in relation to the criteria are determined by the Board of Directors.